Income taxes (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Description of accounting policy for income tax [text block]	Accounting policy
9.1.1. Current income and social contribution taxes
Current tax assets and liabilities are measured at the amount expected to be recovered or paid to the tax authorities. The tax regulations applied are those in force on the statement of financial position date in the countries where the Group operates and generates taxable income.
The Company is domiciled in the Cayman Islands which is an income tax free jurisdiction. Income of StoneCo from some investments outside the Cayman Islands is subject to withholding taxes in the countries where the investments are based. The withholding tax rate is generally 15%, which is treated as an income tax expense when no recovery of the tax withheld is expected.
The combined statutory rate applied to most entities in Brazil is 34%, comprising the Corporate Income Tax (“IRPJ”) and the Social Contribution on Net Income (“CSLL”) on the taxable income of each Brazilian legal entity individually (no consolidated tax returns).
The Group's Brazilian entities recognize IRPJ and CSLL on an accrual basis. According to Brazilian tax regulations, the historical nominal amount of tax losses determined in prior years can be offset against results of subsequent years at any time (i.e., do not prescribe), provided that such offsetting does not exceed 30% of the annual taxable income of the fiscal period in which tax losses are utilized.
Payments are made monthly, in anticipation of the amount which will be due by the year-end.
Complementary Law No. 224/2025, enacted on December 26, 2025, provides for an increase in the Social Contribution on Net Income (CSLL) rates applicable to certain financial institutions. Under this law, the CSLL rate applicable to payment institutions (IP) and direct credit companies (SCD) will increase from 9% to 12% for the period from April 1, 2026 to December 31, 2027, and to 15% effective January 1, 2028. For credit, finance, and investment companies (SCFI), the CSLL rate will increase from 15% to 17.5% for the period from April 1, 2026 to December 31, 2027, and to 20% effective January 1, 2028.
9.1.2. Deferred income and social contribution taxes
Deferred tax assets or liabilities are measured based on the differences between the tax bases of assets and liabilities and the amounts reported in the statement of financial position. Deferred tax assets may be recognized for unused tax loss carryforwards.
Deferred tax assets are recognized only to the extent that it is probable that the Group's Brazilian entities will generate sufficient future taxable profits that will allow for their recovery. The expected realization of deferred tax assets is based on technical studies prepared by the Group that demonstrate expectation of future taxable profits according to management projections.
The income tax and social contribution expense is recognized in the consolidated statement of profit or loss under Income tax and social contribution, except when it refers to items recognized in OCI, in which case the related deferred tax assets or liabilities are also recognized against OCI. In this case, the Group presents these items in the consolidated statement of other comprehensive income net of related tax effect.
Management periodically evaluates positions taken in tax returns with respect to situations where applicable tax regulations are subject to interpretation and recognizes provisions, if appropriate.
Deferred tax assets and liabilities are presented net in the consolidated statement of financial position when there is a legally enforceable right and the intention to offset them upon the calculation of current taxes, generally when related to the same legal entity and the same jurisdiction. Accordingly, deferred tax assets and liabilities in different entities or in different tax jurisdictions are generally presented separately, and not on a net basis.
As a result of the enactment of Complementary Law No. 224/2025, the balances of deferred tax assets and deferred tax liabilities include the effects of the increase in CSLL rates on temporary differences expected to be realized or settled after the effective dates of the new rates. As of December 31, 2025, such effects amounted to R$76,867, of which R$50,897 was recognized in profit or loss for the period and R$25,971 in other comprehensive income.